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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22955

Tekla Healthcare Opportunities Fund
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/14

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS — 14.0% of Net Assets
	Convertible Notes — 3.6%
	Biotechnologies/Biopharmaceuticals — 3.6%
$11,500,000	Aegerion Pharmaceuticals Inc., 2.00% due 8/15/19 (a)	$9,077,813
14,330,000	ARIAD Pharmaceuticals Inc., 3.63% due 6/15/19 (a)	14,634,512
14,700,000	Corsicanto Ltd., 3.50% due 1/15/32	9,132,375
	TOTAL CONVERTIBLE NOTES	32,844,700

	Non-Convertible Notes — 10.4%
	Biotechnologies/Biopharmaceuticals — 1.1%
10,000,000	Amgen Inc. 3.63% due 5/15/22	10,294,720

	Healthcare Services — 7.3%
10,293,000	Acadia Healthcare Co Inc., 5.13% due 7/01/22	10,138,605
10,500,000	Anthem Inc., 3.50% due 8/15/24	10,576,146
8,665,000	Cigna Corp, 5.88% due 3/15/41	10,787,925
9,700,000	HCA Holdings Inc., 6.25% due 2/15/21	10,330,500
7,500,000	HealthSouth Corp, 5.75% due 11/01/24	7,800,000
10,500,000	UnitedHealth Group Inc., 4.38% due 3/15/42	11,203,521
5,020,000	Wyeth LLC, 5.95% due 4/01/37	6,438,943
		67,275,640
	Medical Devices and Diagnostics — 2.0%
11,450,000	Alere Inc., 6.50% due 6/15/20	11,507,250
4,750,000	AstraZeneca PLC, 6.45% due 9/15/37	6,400,620
		17,907,870
	TOTAL NON-CONVERTIBLE NOTES	95,478,230
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS (Cost $130,666,507)	128,322,930

SHARES
	COMMON STOCKS AND WARRANTS — 75.2%
	Biotechnologies/Biopharmaceuticals — 28.1%
47,400	Acorda Therapeutics, Inc. (b)	1,937,238
52,000	Alexion Pharmaceuticals, Inc. (b)	9,621,560
181,000	Alkermes plc (b)	10,599,360
71,600	Allergan, Inc.	15,221,444
28,999	Amgen Inc. (c)	4,619,251
94,740	Biogen Idec, Inc. (b)	32,159,493
35,050	BioMarin Pharmaceutical Inc. (b)	3,168,520
564,742	Celgene Corporation (b)	63,172,040
51	Clovis Oncology, Inc. (b)	2,856
610,200	Eleven Biotherapeutics, Inc. (b)	6,524,258

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
305,100	Eleven Biotherapeutics, Inc. warrants (Restricted, expiration 11/24/17) (b) (e)	$0
640,219	Gilead Sciences, Inc. (b) (c)	60,347,043
69,200	Ligand Pharmaceuticals Inc. (b)	3,682,132
714,100	Momenta Pharmaceuticals, Inc. (b)	8,597,764
383,200	NPS Pharmaceuticals, Inc. (b)	13,707,064
11,200	Regeneron Pharmaceuticals, Inc. (b) (c)	4,594,800
345,400	Sarepta Therapeutics, Inc. (b)	4,997,938
167,020	Synageva BioPharma Corp (b)	15,497,786
		258,450,547
	Drug Discovery Technologies — 1.3%
168,223	Incyte Corporation (b)	12,298,784

	Generic Pharmaceuticals — 3.9%
35,600	Actavis plc (b)	9,163,796
357,896	Mylan, Inc. (b)	20,174,598
112,118	Teva Pharmaceutical Industries Ltd. (d)	6,447,906
		35,786,300
	Healthcare Services — 19.5%
84,390	Aetna, Inc.	7,496,364
713,130	Allscripts Healthcare Solutions, Inc. (b)	9,106,670
202,600	Catamaran Corporation (b)	10,484,550
74,251	Cigna Corp	7,641,171
154,672	Community Health Systems, Inc. (b)	8,339,914
147,488	HCA Holdings, Inc. (b)	10,824,144
200,000	Health Care REIT Inc.	13,170,000
236,618	LTC Properties Inc.	10,214,799
978,774	Medical Properties Trust Inc.	13,487,506
135,360	Molina Healthcare, Inc. (b)	7,245,821
376,416	Omega Healthcare Investors Inc.	14,706,573
958,002	Physicians Realty Trust	15,902,833
407,890	Sabra Health Care REIT Inc.	12,387,619
409,504	Senior Housing Properties Trust	9,054,134
292,782	Ventas Inc.	20,992,469
15,000	Ventas Realty LP / Ventas Capital Corp	370,500
88,652	WellCare Health Plans Inc. (b)	7,274,783
		178,699,850
	Medical Devices and Diagnostics — 5.5%
11,361	Alere, Inc. (b)	431,718
551,000	Endologix Inc. (b)	8,424,790
112,200	Myriad Genetics, Inc. (b)	3,821,532
122,510	St Jude Medical, Inc.	7,966,825
95,840	Stryker Corporation	9,040,587

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Medical Devices and Diagnostics — continued
60,350	Thermo Fisher Scientific Inc.	$7,561,252
156,100	Wright Medical Group Inc. (b)	4,194,407
79,800	Zimmer Holdings, Inc.	9,050,916
		50,492,027
	Pharmaceuticals — 16.9%
409,219	AbbVie Inc.	26,779,291
332,640	Bristol-Myers Squibb Co.	19,635,739
186,918	Eli Lilly & Co	12,895,473
80,984	Jazz Pharmaceuticals plc (b) (c)	13,259,510
327,212	Johnson & Johnson	34,216,559
965,037	Pfizer, Inc.	30,060,903
84,600	Shire plc (d)	17,980,884
		154,828,359
	TOTAL COMMON STOCKS AND WARRANTS (Cost $622,345,617)	690,555,867
	TOTAL INVESTMENTS - 89.2% (Cost $753,012,125)	818,878,797

NUMBER OF CONTRACTS (100 SHARES EACH)
	CALL OPTION CONTRACTS WRITTEN — 0.0%
285	Amgen Inc. Jan15 165 Call	(46,740)
961	Gilead Sciences, Inc. Jan15 100 Call	(96,100)
281	Jazz Pharmaceuticals plc Jan15 170 Call	(123,640)
112	Regeneron Pharmaceuticals, Inc. Jan15 415 Call	(128,688)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $514,822)	(395,168)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.8%	99,539,693
	NET ASSETS - 100%	$918,023,322

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	All or a portion of security is pledged as collateral for call options written.
(d)	American Depository Receipt.
(e)	Security fair valued. See Investment Valuation for Fair Value Measurements.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Restricted securities as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments

Federal Income Tax Cost

At December 31, 2014, the cost of securities for Federal income tax purposes was $753,012,125. The net unrealized gain on securities held by the Fund was $65,866,672, including gross unrealized gain of $75,377,193 and gross unrealized loss of $9,510,521.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 to value the Fund’s net assets. For the period ended December 31, 2014, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

TEKLA HEALTHCARE OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(Unaudited, continued.)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals		$43,139,420		$43,139,420
Healthcare Services		67,275,640		67,275,640
Medical Devices and Diagnostics		17,907,870		17,907,870
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$258,450,547	—		258,450,547
Drug Discovery Technologies	12,298,784	—		12,298,784
Generic Pharmaceuticals	35,786,300	—		35,786,300
Healthcare Services	178,699,850	—		178,699,850
Medical Devices and Diagnostics	50,492,027	—		50,492,027
Pharmaceuticals	154,828,359	—		154,828,359
Total	$690,555,867	$128,322,930	$0	$818,878,797

Other Financial Instruments
Assets
Liabilities
Call Options Contracts Written	$(395,168)	$—	$—	$(395,168)
Total	$(395,168)	$—	$—	$(395,168)

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Opportunities Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/26/15

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/26/15